American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2024

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.4%
Focused Dynamic Growth Fund Investor Class(2)	782,486	41,761,271
Focused Large Cap Value Fund Investor Class	9,651,085	98,827,113
Growth Fund Investor Class	1,139,768	59,188,146
Heritage Fund Investor Class	2,722,738	63,548,696
Mid Cap Value Fund Investor Class	3,997,108	62,634,687
Small Cap Growth Fund Investor Class(2)	980,870	18,204,941
Small Cap Value Fund Investor Class	1,779,522	18,186,712
Sustainable Equity Fund Investor Class	2,235,820	111,343,856
		473,695,422
International Equity Funds — 24.5%
Emerging Markets Fund Investor Class	4,876,585	50,618,949
Global Real Estate Fund Investor Class	1,017,367	11,893,018
International Growth Fund Investor Class	5,207,754	63,430,445
International Small-Mid Cap Fund Investor Class	2,448,494	23,236,208
International Value Fund Investor Class	4,022,665	34,594,921
Non-U.S. Intrinsic Value Fund Investor Class	3,189,866	29,665,754
		213,439,295
Domestic Fixed Income Funds — 16.7%
Core Plus Fund Investor Class	7,119,290	63,361,678
High Income Fund Investor Class	3,024,430	25,526,190
Inflation-Adjusted Bond Fund Investor Class	2,534,997	25,856,966
Short Duration Fund Investor Class	2,252,953	21,763,530
Short Duration Inflation Protection Bond Fund Investor Class	868,452	8,710,578
		145,218,942
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund Investor Class	1,508,112	13,090,410
Global Bond Fund Investor Class	3,040,566	25,753,593
		38,844,003
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $687,397,255)		871,197,662
OTHER ASSETS AND LIABILITIES — 0.0%		(5,089)
TOTAL NET ASSETS — 100.0%		$871,192,573

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$43,117	—	$5,142	$3,786	$41,761	782	$1,477	—
Focused Large Cap Value Fund	114,212	$3,144	20,761	2,232	98,827	9,651	(727)	$3,144
Growth Fund	65,484	2,844	14,427	5,287	59,188	1,140	570	2,844
Heritage Fund	69,709	491	13,500	6,849	63,549	2,723	(1,880)	491
Mid Cap Value Fund	63,660	2,852	2,268	(1,609)	62,635	3,997	(22)	2,852
Small Cap Growth Fund(3)	14,841	3,449	474	389	18,205	981	(130)	—
Small Cap Value Fund	14,301	4,225	600	261	18,187	1,780	7	125
Sustainable Equity Fund	128,348	2,088	24,613	5,521	111,344	2,236	4,017	2,088
Emerging Markets Fund	43,067	7,644	441	349	50,619	4,877	(115)	629
Global Real Estate Fund	9,130	3,430	466	(201)	11,893	1,017	5	223
International Growth Fund	69,232	318	6,508	388	63,430	5,208	(1,628)	318
International Small-Mid Cap Fund	22,745	456	109	144	23,236	2,448	(29)	246
International Value Fund	40,711	1,464	8,720	1,140	34,595	4,023	(779)	1,464
Non-U.S. Intrinsic Value Fund	36,236	3,305	6,101	(3,774)	29,666	3,190	(109)	3,305
Core Plus Fund	57,806	21,748	17,899	1,707	63,362	7,119	(3,169)	2,121
High Income Fund	27,340	4,407	7,554	1,333	25,526	3,024	(1,189)	1,184
Inflation-Adjusted Bond Fund	26,233	831	335	(872)	25,857	2,535	(53)	832
Short Duration Fund	16,475	5,295	—	(7)	21,763	2,253	—	661
Short Duration Inflation Protection Bond Fund	8,917	209	451	36	8,711	868	(11)	209
Emerging Markets Debt Fund	14,100	541	1,305	(246)	13,090	1,508	(215)	541
Global Bond Fund	26,513	494	1,351	98	25,754	3,041	(245)	495
	$912,177	$69,235	$133,025	$22,811	$871,198	64,401	$(4,225)	$23,772
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.